UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported) February 14, 2020

New Hampshire Higher Education Loan Corporation

(Exact Name of Securitizer as specified in its charter)

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001542185

Linda Crump, (603) 227-5313

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The reporting entity has nothing to report for the annual reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

New Hampshire Higher Education Loan Corporation (Securitizer)

By:	/s/ Linda Crump
Name:	Linda Crump
Title:	Vice President and Chief Financial Officer

Date 2/14/20